Income Taxes	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Income Taxes
Income Taxes

Note 14: Income Taxes

During the three and six months ended June 30, 2019, the Company recognized an income tax provision of $3,712 and $3,952,  respectively on a loss before income tax of $74,049 and $133,069. During the three and six months ended June 30, 2018, the Company recognized an income tax provision of $11, and $357,  respectively, on a loss before income tax of $66,933 and $143,624, respectively. The tax provision in each period ended June 30, 2019, and June 30, 2018, respectively,  reflects the mix of taxing jurisdictions in which pre-tax profits  and losses were recognized.

Note 14: Income Taxes

During the three and nine months ended September 30, 2019, the Company recognized an income tax provision of $1,644 on income before income tax of $12,475 and $5,596, on loss before income tax of $120,594, respectively. During the three and nine months ended September 30, 2018, the Company recognized an income tax provision of $3,244, and $3,601,  respectively, on a loss before income tax of $51,483 and $195,107, respectively. The tax provision in each period ended September 30, 2019, and September 30, 2018, respectively,  reflects the mix of taxing jurisdictions in which pre-tax profits  and losses were recognized.

Note 16: Income Taxes

Income tax (benefit)/expense on income/(loss) analyzed by jurisdiction is as follows:

	Years Ended December 31,
	2018	2017
Current
U.K.	$1,014	$(142)
U.S. Federal	6,395	5,202
U.S. State	2,146	833
Other	11,061	8,552
Total current	20,616	14,445

Deferred
U.K.	85	(427)
U.S. Federal	(5,465)	(10,648)
U.S. State	(227)	(142)
Other	(9,360)	(24,521)
Total deferred(1)	(14,967)	(35,738)
Total provision (benefit) for income taxes	$5,649	$(21,293)
(1)	Due to rate reductions in the U.S. and Belgium enacted in the 4th quarter of 2017.

The components of pre-tax loss are as follows:

	Years Ended December 31,
	2018	2017
U.K.	$(222,043)	$(211,944)
U.S.	(11,880)	(58,054)
Other loss	(2,590)	(15,225)
Pre-tax loss	$(236,513)	$(285,223)

A reconciliation of the statutory U.K. income tax rate to the Company’s effective tax rate is as follows:

	Years Ended December 31,
	2018	2017
Loss before tax:	$(236,513)	$(285,223)
Income tax, at the statutory rate	(44,937)	(54,905)
Statutory rate(1)	19.0%	19.3%
Effect of different tax rates	(1.2)%	3.3%
Tax rate modifications(2)	—%	5.7%
Valuation Allowances	(18.0)%	(20.8)%
Permanent differences	(0.7)%	0.3%
Withholding tax	(0.2)%	(0.3)%
Tax indemnity	(2.7)%	—%
Sale of Subsidiary	2.2%	—%
Other	(0.8)%	—%
Effective rate	(2.4)%	7.5%
(1)	The Company performs a reconciliation of the income tax provisions based on its domicile and statutory rate. Reconciliations are based on the U.K. statutory corporate tax rate.
(2)	Due to rate reductions in the U.S. and Belgium enacted in the 4th quarter of 2017.

The tax effects of the significant components of temporary differences giving rise to the Company’s deferred income tax assets and liabilities are as follows:

	December 31,
	2018	2017
Accounts receivable	$916	$1,310
Goodwill	—	1,217
Fixed assets, net	—	1,670
Accrued expenses	3,735	3,417
Deferred revenues	3,570	915
Other assets	9,655	4,700
Unrealized gain/loss	74	528
Debt issuance costs	1,199	—
Operating losses and tax attributes	135,219	94,571
Total deferred tax assets	154,368	108,328
Valuation allowances	(133,856)	(92,812)
Net deferred tax assets	20,512	15,516
Other identifiable intangible assets, net	(43,247)	(57,082)
Other liabilities	(7,785)	(3,286)
Goodwill	(42)	—
Fixed Assets, net	(238)	—
Debt issuance costs	—	(116)
Total deferred tax liabilities	(51,312)	(60,484)
Net deferred tax liabilities	$(30,800)	$(44,968)

In the Consolidated Balance Sheets, deferred tax assets and liabilities are shown net if they are in the same jurisdiction. The components of the net deferred tax liabilities as reported on the Consolidated Balance Sheets are as follows:

	December 31,
	2018	2017
Deferred tax asset	$12,426	$6,824
Deferred tax liability	(43,226)	(51,792)
Net deferred tax liability	$(30,800)	$(44,968)

The Tax Cuts and Jobs Act (the Act) was enacted in the US on December 22, 2017. Of most relevance to the Company, the Act reduced the US federal corporate income tax rate to 21% from 35%, established a Base Erosion Anti-Abuse Tax (“BEAT”) regime and changed the provisions limiting current interest deductions and use of NOL carryforwards. Certain new provisions are effective for the Company beginning December 1, 2018 and did not have a material impact to the 2018 financial statements.

SAB 118 measurement period

We applied the guidance in SAB 118 when accounting for the enactment-date effects of the Act in 2017 and throughout 2018. At December 31, 2017, we had not completed our accounting for all of the enactment-date income tax effects of the Act under ASC 740, Income Taxes, for the remeasurement of deferred tax assets and liabilities and recorded a provisional tax benefit amount of $2,237 under SAB 118. At December 31, 2018, we have now completed our accounting for all of the enactment-date income tax effects of the Act. As further discussed above, during 2018, we did not recognize any adjustments to the provisional amounts recorded at December 31, 2017.

Deferred tax assets and liabilities

As of December 31, 2017, we remeasured certain deferred tax assets and liabilities based on the rates at which they were expected to reverse in the future (which was generally 21% for the US and 25% for Belgium), by recording a tax benefit amount of $2,237 (provisional) related to the US and $14,290 related to Belgium. Upon further analysis and refinement of our calculations during the 12 months ended December 31, 2018, it was determined that no adjustment to these amounts was necessary.

The Company is required to assess the realization of its deferred tax assets and the need for a valuation allowance. The assessment requires judgment on the part of management with respect to benefits that could be realized from future taxable income. The valuation allowance is $133,856 and $92,812 at December 31, 2018 and 2017, respectively against certain deferred tax assets, as it more likely than not that such amounts will not be fully realized. During the years ended December 31, 2018 and 2017, the valuation allowance increased by $41,044 and $44,633, respectively, primarily due to operating losses in certain jurisdictions and an increase in deferred tax assets with a full valuation allowance. The increases were partially offset by the release of valuation allowances in jurisdictions with current year operating income.

At December 31, 2018, the Company had U.K. tax loss carryforwards of $352,632, Japan tax loss carryforwards of $58,901, U.S. federal tax loss carryforwards of $104,122, tax loss carryforwards in other foreign jurisdictions of $18,495, and U.S. state tax loss carryforwards of $67,823. The majority of the unrecognized deductible tax losses relate to UK, US, and Japan. The carryforward period for the Japan tax losses is nine years, and the expiration period begins 2025. The carryforward period for the UK tax losses is indefinite. The carryforward period for US federal tax losses is twenty years for losses generated in tax years ended prior to December 31, 2017. The expiration period for these losses begins in 2036. For US losses generated in tax years beginning after January 1, 2018, the carryforward period is indefinite. The carryforward period for US state losses varies, and the expiration period is between 2018 and 2036.

The Company has not provided income taxes and withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2018 because the Company intends to permanently reinvest such earnings. As of December 31, 2018, the cumulative amount of earnings upon which income taxes and withholding taxes have not been provided is approximately $7,748. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable.

Uncertain Tax Positions

Unrecognized tax benefits represent the difference between the tax benefits that we are able to recognize for financial reporting purposes and the tax benefits that we have recognized or expect to recognize in filed tax returns. The total amount of net unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate were $1,450 and $91 as of December 31, 2018 and 2017, respectively.

The Company recognizes accrued interest and penalties associated with uncertain tax positions as part of the tax provision. As of December 31, 2018, the interest and penalties are $449 and as of December 31, 2017, the interest and penalties are $5. It is reasonably possible that the amount of unrecognized tax benefits will change during the next 12 months by a range of $0 to $252.

The Company files income tax returns in the United States and various non-U.S. jurisdictions. As of December 31, 2018, the Company’s open tax years subject to examination were 2014 through 2018.

The following table summarizes the Company’s unrecognized tax benefits, excluding interest and penalties:

	December 31,
	2018	2017
Balance at the Beginning of the year	$91	$211
Increases for tax positions taken in prior years	1,339	—
Increases for tax positions taken in the current year	72	—
Decreases due to statute expirations	(52)	(120)
Balance at the End of the year	$1,450	$91